Mineral Properties (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			132 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Oct. 31, 2013 Los Cardones, Mexico [Member]	Dec. 31, 2013 Los Cardones, Mexico [Member]	Dec. 31, 2012 Los Cardones, Mexico [Member]	Feb. 29, 2012 Los Cardones, Mexico [Member]	Jan. 31, 2014 Subsequent Event [Member]	Dec. 31, 2013 Subsequent Event [Member]	Jul. 31, 2014 Subsequent Event [Member] Los Cardones, Mexico [Member]	Jan. 31, 2014 Subsequent Event [Member] Los Cardones, Mexico [Member]
Business Acquisition [Line Items]
Percentage of interest sold	100.00%
Sale price of gold project						$ 13,000
Proceeds from sale of gold project					7,000
Proceeds to be received from sale of joint venture interest									6,250	6,000
Payment due date									Jul. 31, 2014		Jul. 31, 2014
Increase to sale price of gold project												250
Payment for interest in project under the earn in agreement							2,000
Percentage interest to be earned by third party investor under agreement, before adjustment								60.00%
Adjusted percentage interest to be earned under agreement								62.50%
Gain on disposal of mineral property, net		2,934	77,803	79,766
Other long-term liabilities		635		635
Write-down of mineral property		250		250
Write-down of mineral property (Note 6)		$ (250)		$ (250)